SUBSIDIARIES - Schedule Of Cash Flow With Material Non-Controlling Interests (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Cash flows from (used in):
Cash flows from (used in) operating activities	$ 8,751	$ 7,874
Cash flows from (used in) financing activities	32,460	16,261
Cash flows from (used in) investing activities	(39,650)	(21,045)
BIP
Cash flows from (used in):
Cash flows from (used in) operating activities	3,131	2,772
Cash flows from (used in) financing activities	56	(995)
Cash flows from (used in) investing activities	(3,365)	(1,173)
Distributions paid to non-controlling interests in common equity	810	715
BEP
Cash flows from (used in):
Cash flows from (used in) operating activities	1,711	734
Cash flows from (used in) financing activities	3,489	2,143
Cash flows from (used in) investing activities	(5,066)	(2,544)
Distributions paid to non-controlling interests in common equity	477	456
BBU
Cash flows from (used in):
Cash flows from (used in) operating activities	1,011	1,693
Cash flows from (used in) financing activities	18,070	7,063
Cash flows from (used in) investing activities	(18,721)	(8,926)
Distributions paid to non-controlling interests in common equity	28	13
Brookfield Property Partners L.P. [Member]
Cash flows from (used in):
Cash flows from (used in) operating activities	(1,657)	4,041
Cash flows from (used in) financing activities	6,871	7,504
Cash flows from (used in) investing activities	(3,756)	(10,260)
Distributions paid to non-controlling interests in common equity	0	120
Brookfield Asset Management ULC (BAM)
Cash flows from (used in):
Cash flows from (used in) operating activities	(2,329)	0
Cash flows from (used in) financing activities	(3,467)	0
Cash flows from (used in) investing activities	6,848	0
Distributions paid to non-controlling interests in common equity	$ 0	$ 0